Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Foreign suppliers	$ 420.4	$ 355.5
Domestic suppliers	175.7	162.6
Risk partners	190.9	221.4
Trade accounts payable	$ 787.0	$ 739.5